1933 Act/Rule 485(a)

July 8, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust File Nos. 033-65137 and 811-7455 Post-Effective Amendment No. 87

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 87 of the Registrant’s Registration Statement on Form N-1A.

This amendment is being filed for the purpose of adding 3 new series to the Trust. Each of these new series are exact clones of an existing Virtus Fund by the same name, but located in a different registrant. Our purpose in this filing is to register these clone funds to facilitate a merger of each of the original funds with and into its respective clone fund on the effective date of this registration statement. Simultaneous to the merger, the original funds will cease to exist in their current trust and will be registered series only of the Registrant.

The fund-specific disclosure for each of the new funds is substantially identical to the disclosure found in each of the existing series registration statements. For your convenience, we have indicated the source registrant for the new series:

Virtus Emerging Markets Opportunities Fund Virtus Low Duration Income Fund Virtus Tax-Exempt Bond Fund	Virtus Insight Trust Registration Nos. 033-64915 & 811-07447

In order to facilitate your review of the prospectuses as they will appear when the mergers of the original funds into the new series are effected, we have included the performance of each of the original funds, along with disclosure describing the merger as if it had happened. We believe that if we hadn’t included this information, and had instead indicated that the new series did not have performance information (as is technically the case until after the mergers), the SEC staff would not have had appropriate opportunity to review the prospectuses as they are intended to be distributed once effective. The new funds being registered by this filing will not be marketed or sold unless and until the reorganization of the original funds and the new funds has taken place.

Most financial information has been omitted from this filing. We will file all required information by amendment prior to or upon the effectiveness of this post-effective amendment.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr